Interim Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net loss	$ (22,797)	$ (78,937)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	148	1,728
Share based compensation	3,177	4,881
Revaluation of warrants	(51)	(1,451)
Impairment of Goodwill	0	37,000
Impairment of intangible assets	0	8,785
Contingent consideration expense (income)	2,061	(1,541)
Deferred tax expense (benefit)	(23)	(12)
Interest income and foreign currency translation loss	(1,432)	804
Other	(2)	0
Changes in operating assets and liabilities:
Trade receivables, net	424	(141)
Other receivables and prepaid expenses	1,427	1,279
Other payables and accrued expenses	(5,764)	1,085
Account payables	(205)	319
Other assets and liabilities	150	(306)
Net cash used in operating activities	(22,887)	(26,507)
Cash flows from investing activities
Proceeds from sale of property and equipment	71	0
Purchases of property and equipment	0	(137)
Proceeds from short-term bank deposits, net	20,417	(98)
Other long-term assets, net	0	(95)
Payments for business acquisitions, net of cash acquired	0	(11,020)
Net cash provided by (used in) investing activities	20,488	(11,350)
Cash flows from financing activities
Proceeds from exercise of share options and warrants	69	135
Net cash provided by financing activities	69	135
Foreign currency effect on cash and cash equivalents and short-term restricted cash	(299)	(886)
Net increase (decrease) in cash and cash equivalents and short-term restricted cash	(2,629)	(38,608)
Cash and cash equivalents and short-term restricted cash at the beginning of the period	22,794	208,079
Cash and cash equivalents and short-term restricted cash at the end of the period	20,165	169,471
Appendix A – Material non-cash financing activities:
Shares issued related to the business acquisitions	$ 0	$ 10,691